Investment Managers Series Trust II

235 West Galena Street

Milwaukee, Wisconsin 53212

August 4, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust II (the “Trust”)

File Nos. 333-191476 and 811-22894

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Tradr 2X Long Innovation ETF, Tradr 2X Short TSLA Daily ETF, Tradr 1.5X Short NVDA Daily ETF and Tradr 1X Short Innovation Daily ETF, each a series of the Trust, does not differ from that contained in Post-Effective Amendment No. 459 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on July 28, 2025, effective on July 31, 2025.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at (626) 385-5777.

Sincerely,

/s/ Mel de Leon
Mel de Leon
Investment Managers Series Trust II